Group Accounting Policies (Details) £ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2003 USD ($)
Group Accounting Policies
Financial resources				$ 12,100,000,000
Cash balances				7,800,000,000
Liquid fixed income securities			$ 200,000,000
Undrawn committed bank facilities				4,100,000,000
Interest-bearing loans and borrowings			2,194,000,000	1,822,000,000	$ 1,754,000,000
Intangible assets			$ 20,947,000,000	20,833,000,000	$ 21,959,000,000
Period of time return accruals are based on			12 months
Sales recorded when the Company is the principal in a profit share agreement (as a percentage)			100.00%
Maximum value of underlying asset for low-value leases			$ 5,000
Cumulative translation reserve						$ 0
Minimum | Buildings
Group Accounting Policies
Asset lives			10 years
Minimum | Plant and equipment
Group Accounting Policies
Asset lives			3 years
Minimum | Motor vehicles
Group Accounting Policies
Asset lives			3 years
Minimum | Other assets
Group Accounting Policies
Asset lives			3 years
Maximum | Buildings
Group Accounting Policies
Asset lives			50 years
Maximum | Plant and equipment
Group Accounting Policies
Asset lives			15 years
Maximum | Motor vehicles
Group Accounting Policies
Asset lives			15 years
Maximum | Other assets
Group Accounting Policies
Asset lives			15 years
UK defined benefit pension | UK defined benefit plans
Group Accounting Policies
Deficit recovery contribution	£ 51	$ 65,000,000
Internally generated | Capitalised development expenditure
Group Accounting Policies
Intangible assets				0
Alexion Pharmaceuticals, Inc.
Group Accounting Policies
Undrawn committed bank facilities			$ 17,500,000,000
Years 3 and 4
Group Accounting Policies
Undrawn committed bank facilities			3,400,000,000
Years 1 and 2
Group Accounting Policies
Undrawn committed bank facilities			$ 700,000,000
Extension option (in years)			1 year
Due within one year
Group Accounting Policies
Undrawn committed bank facilities				$ 2,400,000,000
Extension option (in years)			1 year